CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2017	$ 167	$ 1,564,656	$ 10,701	$ 46	$ (1,106,545)	$ 469,025	$ 6,106	$ 475,131
Beginning balance (in shares) at Dec. 31, 2017	334,966,213
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(961,241)	(961,241)	207	(961,034)
Foreign currency translation adjustments	0	0	(13,771)	0	0	(13,771)	(87)	(13,858)
Net change in unrealized gain on available-for-sale investment	0	0	18,269	0	0	18,269	0	18,269
Equity component of convertible notes	0	152,714	0	0	0	152,714	0	152,714
Conversion of convertible notes into Class A ordinary shares	$ 2	48,973	0	0	0	48,975	0	48,975
Conversion of convertible notes into Class A ordinary shares (in shares)	3,592,415
Transactions with non-controlling interests	$ 0	(21,047)	0	0	0	(21,047)	(4,721)	(25,768)
Disposal of interest in a subsidiary without change in control	0	1,348	0	0	0	1,348	2,179	3,527
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	3,200,000
Exercise of share options	$ 1	4,573	0	0	0	4,574	0	4,574
Exercise of share options (in shares)	1,705,147
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	68,000
Share-based compensation	$ 0	58,015	0	0	0	58,015	0	58,015
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(933,007)
Ending balance at Dec. 31, 2018	$ 170	1,809,232	15,199	46	(2,067,786)	(243,139)	3,684	(239,455)
Ending balance (in shares) at Dec. 31, 2018	342,598,768
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(1,462,799)	(1,462,799)	5,077	(1,457,722)
Foreign currency translation adjustments	0	0	3,119	0	0	3,119	111	3,230
Net change in unrealized gain on available-for-sale investment	0	0	(12,869)	0	0	(12,869)	0	(12,869)
Equity component of convertible notes	0	240,582	0	0	0	240,582	0	240,582
Purchase of capped calls related to issuance of convertible notes	0	(97,060)	0	0	0	(97,060)	0	(97,060)
Conversion of convertible notes into Class A ordinary shares	$ 23	1,080,089	0	0	0	1,080,112	0	1,080,112
Conversion of convertible notes into Class A ordinary shares (in shares)	45,645,884
Issuance of Class A ordinary shares, net of issuance costs	$ 35	1,517,923	0	0	0	1,517,958	0	1,517,958
Issuance of Class A ordinary shares, net of issuance costs (in shares)	69,000,000
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	1,356	1,356
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 2	20,843	0	0	0	20,845	0	20,845
Exercise of share options (in shares)	3,736,976
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,983,639
Share-based compensation	$ 0	115,675	0	0	0	115,675	0	115,675
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,720,615)
Ending balance at Dec. 31, 2019	$ 230	4,687,284	5,449	46	(3,530,585)	1,162,424	10,228	1,172,652
Ending balance (in shares) at Dec. 31, 2019	463,244,652
Comprehensive loss:
Net loss for the period	$ 0	0	0	0	(1,618,056)	(1,618,056)	(6,101)	(1,624,157)
Foreign currency translation adjustments	0	0	3,603	0	0	3,603	(1,071)	2,532
Net change in unrealized gain on available-for-sale investment	0	0	(4,419)	0	0	(4,419)	26	(4,393)
Acquisition of subsidiary	0	0	0	0	0	0	39,594	39,594
Appropriation of statutory reserves	0	0	0	2,317	(2,317)	0	0	0
Equity component of convertible notes	0	284,727	0	0	0	284,727	0	284,727
Purchase of capped calls related to issuance of convertible notes	0	(135,700)	0	0	0	(135,700)	0	(135,700)
Conversion of convertible notes into Class A ordinary shares	$ 14	464,916	0	0	0	464,930	0	464,930
Conversion of convertible notes into Class A ordinary shares (in shares)	27,406,818
Issuance of Class A ordinary shares, net of issuance costs	$ 8	2,908,291	0	0	0	2,908,299	0	2,908,299
Issuance of Class A ordinary shares, net of issuance costs (in shares)	15,180,000
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	4,631	4,631
Transactions with non-controlling interests	0	(20,294)	48	0	0	(20,246)	(490)	(20,736)
Disposal of interest in a subsidiary	0	0	0	0	0	0	(11,971)	(11,971)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 1	61,948	0	0	0	61,949	0	61,949
Exercise of share options (in shares)	2,861,169
Restricted share awards and restricted share units issued	$ 2	(2)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	3,247,992
Share-based compensation	$ 0	275,401	0	0	0	275,401	2,481	277,882
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(6,009,161)
Ending balance at Dec. 31, 2020	$ 255	$ 8,526,571	$ 4,681	$ 2,363	$ (5,150,958)	$ 3,382,912	$ 37,327	$ 3,420,239
Ending balance (in shares) at Dec. 31, 2020	511,931,470